Capital Stock	12 Months Ended
Dec. 31, 2011
Capital Stock [Abstract]
CAPITAL STOCK

NOTE 11 – CAPITAL STOCK

At December 31, 2011, there were 300,000,000 shares of common stock and 30,000,000 shares of serial preferred stock authorized for issuance. Of the authorized serial preferred stock, 3,000,000 shares are designated as cumulative redeemable serial preferred and 1,000,000 shares are designated as convertible serial preferred stock. See Note 12. Effective April 21, 2010, the 2006 Equity and Performance Incentive Plan (2006 Employee Plan) was amended and restated to increase the number of common shares that may be issued or transferred by 9,200,000 shares to 19,200,000 shares. See Note 13. An aggregate of 18,013,429, 19,835,391 and 13,381,449 shares of common stock at December 31, 2011, 2010 and 2009, respectively, were reserved for future grants of restricted stock and the exercise and future grants of option rights. See Note 13. Common shares outstanding shown in the following table included 475,628 shares of common stock held in a revocable trust at December 31, 2011, 2010 and 2009, respectively. The revocable trust is used to accumulate assets for the purpose of funding the ultimate obligation of certain non-qualified benefit plans. Transactions between the Company and the trust are accounted for in accordance with the Deferred Compensation – Rabbi Trusts Subtopic of the Compensation Topic of the ASC, which requires the assets held by the trust be consolidated with the Company’s accounts. Effective March 31, 2011 the company retired 125,425,977 common shares held in treasury, which resulted in decreases in Treasury stock, common stock and retained earnings.

	Common Shares in Treasury	Common Shares Outstanding
Balance at January 1, 2009	110,111,465	117,035,117
Shares tendered as payment for option rights exercised	9,743	(9,743)
Shares issued for exercise of option rights		1,075,395
Shares tendered in connection with grants of restricted stock	88,461	(88,461)
Net shares issued for grants of restricted stock		424,561
Treasury stock purchased	9,000,000	(9,000,000)

Balance at December 31, 2009	119,209,669	109,436,869
Shares tendered as payment for option rights exercised	15,752	(15,752)
Shares issued for exercise of option rights		2,436,639
Shares tendered in connection with grants of restricted stock	99,441	(99,441)
Net shares issued for grants of restricted stock		262,413
Treasury stock purchased	5,000,000	(5,000,000)

Balance at December 31, 2010	124,324,862	107,020,728
Shares tendered as payment for option rights exercised	2,274	(2,274)
Shares issued for exercise of option rights		1,480,058
Net shares issued for grants of restricted stock		55,722
Treasury stock purchased	4,700,000	(4,700,000)
Treasury stock retired	(125,425,977)

Balance at December 31, 2011	3,601,159	103,854,234